Warrant Liability (Details Narrative)						3 Months Ended	12 Months Ended
	May 02, 2021 USD ($)	May 01, 2021 USD ($) $ / shares	Apr. 12, 2021 shares	Feb. 26, 2021 USD ($)	Feb. 26, 2021 USD ($) shares	Jul. 31, 2021 USD ($) $ / shares	Jul. 31, 2021 USD ($) $ / shares	Jul. 31, 2019 USD ($)	Jun. 14, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Aug. 01, 2019 USD ($)	Sep. 28, 2018 USD ($)
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares					5,882,353
Fair value of warrants		$ 278,651		$ 13,615,779	$ 13,615,779	$ 199,458	$ 199,458		$ 74,777	$ 6,899,999			$ 27,790
Warrant liability						$ 199,458	199,458			$ 8,879,162
Increase (decrease) through exercise of warrants, equity		$ 6,621,347					$ 13,595,531	$ 113,960
Gain (loss) on fair value of warrant liability	$ 8,963,348
Warrants [Member] | Option pricing model [member] | Share Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		0.0451		3.4	3.4	6.42	6.42
Warrants [Member] | Option pricing model [member] | Exercise Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		29.30		5.31	5.31	29.30	29.30
Warrants [Member] | Option pricing model [member] | Expeceted Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value, description				5 years
Warrants [Member] | Option pricing model [member] | Expeceted Life Measurement Input [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value, description						1 year
Warrants [Member] | Option pricing model [member] | Expeceted Life Measurement Input [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value, description						1.25 years
Warrants [Member] | Option pricing model [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		100		100	100	100	100
Warrants [Member] | Option pricing model [member] | Dividend Yield Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		0		0	0	0	0
Warrants [Member] | Option pricing model [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		0.93		0.88	0.88	0.81	0.81
Over Allotment [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares			882,352
Fair value of warrants				$ 1,632,351	$ 1,632,351